Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Future minimum revenue expected to be earned
2016	$ 524,682
2017	490,984
2018	445,471
2019	410,944
2020	374,903
2021 and thereafter	913,111
Total future revenue	$ 3,160,095
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Future minimum revenue expected to be earned
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Future minimum revenue expected to be earned
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days